Share-Based Compensation (Summary of Stock Option Activity) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares $ / shares shares
Number of Options
Outstanding, beginning balance	1,876,826
Forfeited	0
Exercised	(1,770,026)
Outstanding, ending balance	106,800		1,876,826
Vested	106,800	106,800
Exercisable	106,800	106,800
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding | ¥ / shares	¥ 7.4	¥ 7.4	¥ 0.5
Weighted Average Exercise Price Outstanding | ¥ / shares	7.4
Vested and expected to vest | ¥ / shares	7.4	7.4
Exercisable | ¥ / shares	¥ 7.4	¥ 7.4
Weighted Average Remaining Contractual Term
Outstanding	2 months 12 days		8 months 12 days
Vested and expected to vest	2 months 12 days
Exercisable	2 months 12 days
Weighted Average Grant-Date Fair Value
Outstanding, beginning balance | $ / shares		¥ 2.15
Exercised | $ / shares		2.18
Exercisable | $ / shares		1.66
Vested and expected to vest | $ / shares		1.66
Outstanding, ending balance | $ / shares		¥ 1.66	¥ 2.15
Outstanding, Aggregate Intrinsic Value | ¥	¥ 232	¥ 232	¥ 11,543
Exercised, Aggregate Intrinsic Value | ¥	12,303
Vested and expected to vest, Aggregate Intrinsic Value | ¥	232	232
Exercisable, Aggregate Intrinsic Value | ¥	¥ 232	¥ 232